Average Annual Total Returns - Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF 1 Year	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF 5 Years	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Since Inception	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Inception Date	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions 5 Years	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® Emerging Markets Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® Emerging Markets Equity Index (reflects no deduction for fees or expenses) 5 Years	Goldman Sachs ActiveBeta® Emerging Markets Equity Index (reflects no deduction for fees or expenses) Since Inception	MSCI Emerging Markets Index (Net, Unhedged; reflects no deduction for fees or expenses) 1 Year	MSCI Emerging Markets Index (Net, Unhedged; reflects no deduction for fees or expenses) 5 Years	MSCI Emerging Markets Index (Net, Unhedged; reflects no deduction for fees or expenses) Since Inception
Total	13.23%	11.25%	10.68%	Sep. 25, 2015	12.78%	10.75%	10.12%	8.16%	8.95%	8.43%	13.46%	11.50%	10.91%	18.25%	12.79%	12.33%